Average Annual Total Returns - Global Multi-Strategy Fund	Class A 1 Year	Class A 5 Years	Class A Life of Fund	Class A Inception Date	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions Life of Fund	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares Life of Fund	Institutional Class 1 Year	Institutional Class 5 Years	Institutional Class Life of Fund	Class R-6 1 Year	Class R-6 5 Years	Class R-6 Life of Fund	HFRX Global Hedge Fund Index (reflects no deduction for taxes) 1 Year	HFRX Global Hedge Fund Index (reflects no deduction for taxes) 5 Years	HFRX Global Hedge Fund Index (reflects no deduction for taxes) Life of Fund
Total	0.78%	2.49%	2.69%	Oct. 24, 2011	0.37%	1.83%	2.14%	0.55%	1.70%	1.95%	5.11%	3.67%	3.50%	5.21%	3.71%	3.51%	6.80%	3.29%	2.30%